Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets

For the year ended December 31	Note	2024	2023
Long-term wireless device financing plan receivables	12	410	401
Long-term receivables		430	331
Derivative assets	29	224	116
Publicly-traded and privately-held investments	29	877	587
Investments(1)	29	225	216
Other		123	63
Total other non-current assets		2,289	1,714
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.